Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes	$ (2,249,038)	$ (2,748,364)	$ (9,997,371)	$ (17,452,848)
Domestic Tax Authority [Member]
Loss before income taxes			(8,775,452)	(15,488,668)
Outside United States [Member]
Loss before income taxes			$ (1,221,919)	$ (1,964,180)